8. Indirect taxes, charges and contributions recoverable	12 Months Ended
Dec. 31, 2019
Indirect Taxes, Charges And Contributions Recoverable [Abstract]
Indirect taxes, charges and contributions recoverable

8.   Indirect taxes, charges and contributions recoverable

	2019	2018

Indirect taxes, charges and contributions recoverable	1,243,633	1,192,765

ICMS	1,201,502	1,152,741
Others	42,131	40,024

Current portion	(420,284)	(280,254)
Non-current portion	823,349	912,511

ICMS (value added tax on goods and services) amounts recoverable primarily refer to: (i) credits on the acquisition of property, plant and equipment directly related to the provision of telecommunication services (credits divided over 48 months), and (ii) ICMS amounts paid under the tax substitution regime from goods acquired for resale, mainly mobile handsets, chips, tablets and modems sold by TIM.